Goodwill, Spectrum Licenses and Other Intangible Assets - Spectrum Licenses (Details) customer in Millions, $ in Millions	1 Months Ended					3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	May 31, 2017 USD ($)	Apr. 30, 2017 USD ($) Licenses	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) customer	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Indefinite-lived Intangible Assets [Roll Forward]
Gains on disposal of spectrum licenses						$ 168	$ 29	$ 1	$ 37	$ 0	$ 199	$ 0	$ 636	$ 235	$ 835	$ 163
Number of licenses | Licenses				1,525
Payments to acquire intangible assets														5,828	3,968	1,935
Asset purchase deposit	$ 0					0				2,203				0	2,203
Iowa Wireless
Indefinite-lived Intangible Assets [Roll Forward]
Unconsolidated subsidiary ownership percentage		54.00%					54.00%
Purchase price of unconsolidated subsidiary		$ 25
Licensing Agreements
Indefinite-lived Intangible Assets [Roll Forward]
Spectrum licenses, beginning of year									$ 27,014				23,955	27,014	23,955
Spectrum license acquisitions													1,200	8,599	3,334
Spectrum licenses transferred to held for sale														(271)	(324)
Costs to clear spectrum														24	49
Spectrum licenses, end of year	35,366					$ 35,366				27,014				$ 35,366	27,014	$ 23,955
Gains on disposal of spectrum licenses	168	29			$ 37								$ 636		199
Payments to acquire intangible assets				$ 8,000						$ 420					1,300
Asset purchase deposit												$ 2,200
Remaining purchase price			$ 5,800
Number of customers covered by purchase of intangible assets | customer										11
Licensing Agreements | Fair Value
Indefinite-lived Intangible Assets [Roll Forward]
Spectrum license acquisitions	$ 352	$ 115			$ 123										$ 1,700